UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22572

The Multi-Strategy Growth & Income Fund

(Exact name of registrant as specified in charter)

13520 Evening Creek Drive N. Suite 300 San Diego, CA 92128

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period: 8/31/13

Item 1.  Reports to Stockholders.

Multi-Strategy Growth & Income Fund

PORTFOLIO REVIEW (Unaudited)

Since Inception through August 31, 2013*

The Fund’s performance figures for the period ending August 31, 2013, compared to its benchmarks:

Annualized Total Returns as of August 31, 2013	Six Months+	One Year	Since Inception*
Multi-Strategy Growth & Income Fund
Without Load	3.51%	9.75%	7.48%
With Load	(2.21)%	3.71%	3.41%
Barclays Aggregate Bond Index	(2.61)%	(2.47)%	0.91%
S&P 500 Total Return Index	8.95%	18.70%	13.36%

________________

* The Fund commenced operations March 16, 2012.

+ Non-Annualized.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The Fund’s total gross annual operating expenses, per its prospectus dated May 31, 2013, including underlying funds, are 2.44%.  The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2013
Shares	Security	Value

	COMMON STOCK - 13.02%
	AGRICULTURE - 0.31%
5,500	Reynolds American, Inc.	$ 261,965

	AUTO MANUFACTURERS - 0.32%
4,000	Daimler AG	274,600

	BANKS - 0.66%
6,000	Bank of Hawaii Corp.	309,000
4,000	Bank of Montreal	251,320
		560,320
	CHEMICALS - 0.33%
5,000	EI du Pont de Nemours & Co. ^	283,100

	COMPUTERS - 0.26%
5,700	Seagate Technology PLC ^	218,424

	ELECTRIC - 0.34%
9,500	PPL Corp.	291,650

	ENVIRONMENTAL CONTROL - 0.28%
6,000	Waste Management, Inc. ^	242,640

	GAS - 0.90%
7,000	AGL Resources, Inc.	307,650
15,000	NGL Energy Partners LP	463,200
		770,850
	OIL & GAS - 0.26%
3,500	Diamond Offshore Drilling, Inc. ^	224,105

	PHARMACEUTICALS - 1.02%
5,500	Eli Lilly & Co. ^	282,700
5,500	Merck & Co., Inc.	260,095
4,500	Novartis AG - ADR ^	328,410
		871,205
	PIPELINES - 4.90%
5,000	Buckeye Partners LP ^	350,000
10,000	Crestwood Midstream Partners LP	259,400
5,500	DCP Midstream Partners LP	263,615
7,000	El Paso Pipeline Partners LP	292,110
12,000	Enbridge Energy Partners LP	357,840
7,000	Energy Transfer Partners LP	358,890
4,061	Inergy Midstream LP	94,378
4,500	Kinder Morgan Energy Partners LP ^	367,020
4,500	MarkWest Energy Partners LP ^	300,555
15,000	NuStar GP Holdings LLC	355,350
7,000	Targa Resources Partners LP ^	342,020
6,000	TC Pipelines LP	289,920
4,500	TransMontaigne Partners LP	186,165
7,500	Williams Partners LP ^	369,975
		4,187,238
	RETAIL - 0.21%
13,000	Inergy LP	178,620

	SEMICONDUCTORS - 0.63%
13,000	Intel Corp.	285,740
6,500	Microchip Technology, Inc. ^	252,265
		538,005

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
Shares	Security		Value

	SOFTWARE - 0.34%
10,000	CA, Inc. ^		$ 292,500

	TELECOMMUNICATIONS - 0.32%
8,000	AT&T, Inc. ^		270,640

	TOYS/GAMES/HOBBIES - 0.27%
5,000	Hasbro, Inc. ^		227,900

	TRANSPORTATION - 1.67%
11,000	Global LNG Partners LP		357,500
7,500	Martin Midstream Partners LP ^		341,175
7,500	Teekay LNG Partners LP		315,600
13,000	Teekay Offshore Partners LP ^		413,010
			1,427,285

	TOTAL COMMON STOCK		11,121,047
	(Cost - $10,513,719)

	REAL ESTATE INVESTMENT TRUSTS - 55.87%
507,400	American Realty Capital Healthcare Trust #		3,914,207
165,189	American Realty Capital Trust IV #		5,058,093
168,649	American Realty Capital Trust V #		3,900,000
447,027	American Realty Capital New York Recovery #		4,135,000
219,521	American Realty Capital Properties Trust		2,943,777
231,892	American Realty Capital Retail Centers of America, Inc. #		2,145,000
200,047	Carey Watermark Investors, Inc. #		1,850,436
340,145	Cottonwood Residential, Inc. #		2,010,255
232,432	CV Mission Critical REIT #		2,150,000
198,378	Hines Global REIT, Inc #		1,886,380
10,000	Hospitality Properties Trust		270,200
764,346	NorthStar Real Estate Income Trust #		7,223,373
447,027	Phillips Edison Shopping Center REIT #		4,135,000
10,000	Senior Housing Properties Trust		227,500
283,357	Steadfast Income REIT #		2,683,388
218,219	United Development Funding IV #		3,201,863
	TOTAL REAL ESTATE INVESTMENT TRUSTS		47,734,472
	(Cost - $46,441,178)

	BUSINESS DEVELOPMENT CORPORATIONS - 17.62%
692,087	Business Development Corporation of America #		7,107,730
650,315	Corporate Capital Trust #		6,677,438
134,727	Sierra Income Corp. #		1,271,154
	TOTAL BUSINESS DEVELOPMENT CORPORATIONS		15,056,322
	(Cost - $14,801,150)
		Interest Rate (%)
	PREFERRED STOCK - 10.72%
	BANKS - 2.12%
22,500	Deutsche Bank Contingent Capital Trust V	8.0500	621,450
25,000	JP Morgan Chase Capital XXIX	6.7000	650,000
21,265	SVB Capital II	7.0000	541,832
			1,813,282
	CLOSED-END FUNDS - 0.59%
20,000	General American Investors Co., Inc.	5.9500	508,000

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
Shares	Security	Interest Rate (%)	Value

	DIVERSIFIED FINANCIAL SERVICES - 1.19%
16,000	Morgan Stanley Capital Trust VI	6.6000	$ 396,960
13,500	SLM Corp.	6.9700	616,680
			1,013,640
	ELECTRIC - 1.67%
5,472	Duquesne Light Co.	6.5000	274,420
24,964	NextEra Energy Capital Holdings, Inc.	8.7500	639,328
20,000	San Diego Gas & Electric Co.	1.7000	514,000
			1,427,748
	INSURANCE - 1.36%
20,000	Aegon NV	7.2500	503,600
26,000	Partnerre, Ltd.	7.2500	657,800
			1,161,400

	REITS - 3.79%
21,198	BRE Properties, Inc.	6.7500	535,250
28,500	CommonWealth REIT	7.2500	655,500
20,000	Digital Realty Trust, Inc.	7.0000	474,000
25,500	Health Care REIT, Inc.	6.5000	605,625
15,818	Realty Income Corp.	6.7500	395,450
23,522	Vornado Realty Trust	6.6250	572,290
			3,238,115

	TOTAL PREFERRED STOCK		9,162,185
	(Cost - $9,570,324)

	SHORT-TERM INVESTMENTS - 2.34%
	MONEY MARKET FUND - 2.34%
1,999,203	AIM STIT-Government & Agency Portfolio, 0.02% +		1,999,203
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $1,999,203)

	TOTAL INVESTMENTS - 99.57%
	( Cost - $83,325,574) (a)		$ 85,073,229
	CALL OPTIONS WRITTEN - (0.13) %		(115,061)
	OTHER ASSETS LESS LIABILITIES - 0.56%		475,787
	NET ASSETS - 100.00%		$ 85,433,955

# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $59,349,317 or 69.47% of net assets.
+ Money market fund; interest rate reflects the seven-day effective yield on August 31, 2013.
^ Each stock position is subject to written call options.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including call options written is $83,268,014 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:		$ 4,001,226
	Unrealized depreciation:		(2,196,010)
	Net unrealized appreciation:		$ 1,805,216

Contracts (1)	SCHEDULE OF CALL OPTIONS WRITTEN - (0.13) %		Value
70	AT&T, Inc.		$ 490
	Expiration January 2014, Exercise Price $40.00
50	Buckeye Partners LP		6,500
	Expiration February 2014, Exercise Price $75.00

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
Contracts (1)	Security		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.13) % (Continued)
100	CA, Inc.		$ 4,500
	Expiration February 2014, Exercise Price $33.00
35	Diamond Offshore Drilling, Inc.		4,935
	Expiration December 2013, Exercise Price $68.50
50	El du Pont de Nemours & Co.		6,200
	Expiration January 2014, Exercise Price $60.00
55	Eli Lilly & Co.		1,540
	Expiration January 2014, Exercise Price $60.00
50	Hasbro, Inc.		8,000
	Expiration January 2014, Exercise Price $47.50
45	Kinder Morgan Energy Partners LP		1,350
	Expiration January 2014, Exercise Price $92.50
45	MarkWest Energy Partners LP		20,250
	Expiration January 2014, Exercise Price $65.00
75	Martin Midstream Partners LP		6,375
	Expiration January 2014, Exercise Price $50.00
65	Microchip Technology, Inc.		9,100
	Expiration January 2014, Exercise Price $40.00
45	Novartis AG - ADR		8,550
	Expiration January 2014, Exercise Price $75.00
57	Seagate Technology PLC		14,421
	Expiration January 2014, Exercise Price $40.00
70	Targa Resources Partners LP		2,800
	Expiration December 2013, Exercise Price $55.00
130	Teekay Offshore Partners LP		5,200
	Expiration February 2014, Exercise Price $35.00
60	Waste Management, Inc.		11,100
	Expiration January 2014, Exercise Price $40.00
75	Williams Partners LP		3,750
	Expiration January 2014, Exercise Price $55.00
	TOTAL CALL OPTIONS WRITTEN		115,061
	(Proceeds - $159,311)

(1) Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

Portfolio Composition as of August 31, 2013 (Unaudited)

		Percent of Net Assets
	REITS	59.66%
	Business Development Corporations	17.62%
	Financial	5.92%
	Energy	5.16%
	Utilities	2.91%
	Industrial	1.95%
	Consumer, Non-Cyclical	1.33%
	Technology	1.23%
	Consumer, Cyclical	0.80%
	Basic Materials	0.33%
	Communications	0.32%
	Short-term Investments	2.34%
	Call Options Written	(0.13)%
	Other Assets Less Liabilities	0.56%
	Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2013

Assets:
Investments in Securities at Value (identified cost $83,325,574)	$ 85,073,229
Dividends and Interest Receivable	370,093
Receivable for Securities Sold	194,917
Receivable for Fund Shares Sold	60,119
Prepaid Expenses and Other Assets	99,186
Total Assets	85,797,544

Liabilities:
Call Options Written, at value (proceeds $159,311)	115,061
Payable for Securities Purchased	165,281
Shareholder Servicing Fees Payable	13,407
Accrued Advisory Fees	51,048
Payable to Other Affiliates	8,131
Other Accrued Expenses	10,661
Total Liabilities	363,589

Net Assets (Unlimited shares of no par value benficial interest
authorized; 5,411,409 shares of beneficial interest outstanding)	$ 85,433,955

Net Asset Value and Redemption Price Per Share
($85,433,955/5,411,409 shares of beneficial interest outstanding)	$ 15.79
Maximum Offering Price Per Share
($15.79/0.945)	$ 16.71

Composition of Net Assets:
At August 31, 2013, Net Assets consisted of:
Paid-in-Capital	$ 83,737,987
Accumulated Net Investment Loss	(359,159)
Accumulated Net Realized Gain (Loss) on:
Investments	721,516
Options Written	(458,294)
Net Unrealized Appreciation on:
Investments	1,747,655
Options Written	44,250
Net Assets	$ 85,433,955

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2013

Investment Income:
Dividend Income (less $635 foreign taxes withholding)	$ 2,262,301
Interest Income	233
Total Investment Income	2,262,534

Expenses:
Investment Advisory Fees	249,095
Shareholder Servicing Fees	88,046
Administration Fees	36,218
Transfer Agent Fees	21,541
Registration & Filing Fees	16,548
Chief Compliance Officer Fees	16,296
Fund Accounting Fees	16,319
Trustees' Fees and Expenses	19,044
Audit Fees	13,537
Insurance Expense	13,035
Legal Fees	15,034
Printing Expense	12,534
Custody Fees	7,082
Miscellaneous Expenses	1,254
Total Expenses	525,583
Plus: Expense Reimbursment Recaptured	39,605
Net Expenses	565,188

Net Investment Income	1,697,346

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(6,418)
Options Written	1,042
Total Net Realized Loss	(5,376)
Net Change in Unrealized Appreciation on:
Investments	138,666
Options Written	43,979
Total Net Change in Unrealized Appreciation	182,645

Net Realized and Unrealized Gain on Investments	177,269

Net Increase in Net Assets Resulting From Operations	$ 1,874,615

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six	For the Period
	Months Ended	Ended
	August 31, 2013	February 28, 2013*
	(Unaudited)
Operations:
Net Investment Income	$ 1,697,346	$ 529,968
Net Realized Gain (Loss) on Investments
and Options Written	(5,376)	527,521
Net Change in Unrealized Appreciation
on Investments and Options Written	182,645	1,609,260
Net Increase in Net Assets
Resulting From Operations	1,874,615	2,666,749

Distributions to Shareholders From:
Net Investment Income ($0.49 and $0.36 per share, respectively)	(2,106,994)	(738,402)
Total Distributions to Shareholders	(2,106,994)	(738,402)

From Shares of Beneficial Interest:
Proceeds from Shares Issued (2,357,116 and 2,973,794 shares, respectively)	37,628,993	44,860,835
Distributions Reinvested (123,728 and 46,346 shares, respectively)	1,957,228	705,651
Cost of Shares Redeemed (49,860 and 46,382 shares, respectively)	(807,766)	(706,954)
Net Increase in Net Assets From Shares of Beneficial Interest	38,778,455	44,859,532

Total Increase in Net Assets	38,546,076	46,787,879

Net Assets:
Beginning of Period	46,887,879	100,000
End of Period	$ 85,433,955	$ 46,887,879

Accumulated Net Investment Income (Loss) at End of Period	$ (359,159)	$ 50,489
_______
*The Fund commenced operations on March 16, 2012.

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended August 31, 2013

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 1,874,615
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments and options written	(71,122,405)
Proceeds from sales	34,566,900
Net realized gain from investments and options written	(263,222)
Net unrealized (appreciation)/depreciation from investments and options written	(1,791,905)

Changes in assets and liabilities
(Increase)/Decrease in assets:
Due From Investment Adviser	21,571
Dividends Receivable	(142,343)
Receivable Securities Sold	(194,917)
Subscriptions Receivable	469,671
Deferred Cost	4,159
Prepaid Expenses and Other Assets	(53,791)
Increase/(Decrease) in liabilities:
Payable to Affiliates	(11,112)
Payable for Securities Purchased	(62,584)
Accrued Advisory Fee	51,048
Accrued Shareholder Servicing Fee	4,943
Accrued Expenses and Other Liabilities	(22,089)
Net cash used in operating activities	(36,671,461)

Cash flows from financing activities:
Proceeds from shares sold	37,628,993
Payment on shares redeemed	(807,766)
Cash distributions paid	(149,766)
Net cash provided by financing activities	36,671,461

Net decrease in cash	-
Cash at beginning of period	-
Cash at end of period	-

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of reinvestment of dividends	$ 807,766

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Six		Since Inception*
	Months Ended		Through
	August 31, 2013		February 28, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$ 15.73		$ 15.00
Increase From Operations:
Net investment income (a)	0.41		0.32
Net gain from investments
(both realized and unrealized)	0.14		0.77
Total from operations	0.55		1.09

Less Distributions:
From net investment income	(0.49)		(0.36)
Total Distributions	(0.49)		(0.36)

Net Asset Value, End of Period	$ 15.79		$ 15.73

Total Return (b)	3.51%		7.34%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 85,434		$ 46,888
Ratio to average net assets:
Expenses, Gross (c)	1.59%		2.61%
Expenses, Net of Reimbursement (c)	1.75%	(e)	1.75%
Net investment income, Net of Reimbursement (c)	5.12%		2.19%
Portfolio turnover rate (d)	12%		108%

__________
*The Fund commenced operations on March 16, 2012.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Advisor not absorbed a portion of Fund expenses, total return would have been lower.  Total returns for periods less than one year are not annualized.

(c) Annualized for periods less than one year.
(d) Not annualized.
(e) Such ratio includes Adviser's recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Multi-Strategy Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2013

1.

ORGANIZATION

Multi-Strategy Growth & Income Fund (the “Fund”) was organized as a Delaware statutory trust on June 3, 2011 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares.  The investment objective of the Fund is to seek returns from capital appreciation and income with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in the income-producing securities of: real estate investment trusts and alternative investment funds, as well as common stocks and structured notes, notes, bonds and asset-backed securities. The Fund commenced operations on March 16, 2012.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the RJL Capital Management, LLC (the “Advisor”) Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s Net Asset Value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing

Multi-Strategy Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Valuation Committee has established a methodology for fair value of each type of security. Investments in non-traded Real Estate Investment Trusts represent 100% of Level III assets as of August 31, 2013.  Non-traded Real Estate Investment Trusts (“REITs”) that are in the public offering period (or start-up phase) are valued at cost according to management’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission.  However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan.  As such, start-up REITs pose a greater risk than seasoned REITs because, if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented.  Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period.  Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Other non-traded private investments are monitored for any independent audits of the security or impairments reported on the potential value of the security. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Multi-Strategy Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

Assets*	Level 1	Level 2	Level 3	Total
Investments:
Common Stock	$ 11,121,047	$ -	$ -	$ 11,121,047
Real Estate Investment Trusts	3,441,477	19,397,536	24,895,459	47,734,472
Business Development Corporations	-	15,056,322	-	15,056,322
Preferred Stock	9,162,186		-	9,162,186
Short-Term Investments	1,999,203	-	-	1,999,203
Total Investments:	$ 25,723,913	$ 34,453,858	$ 24,895,459	$ 85,073,230
Liabilities
Call Options Written	$ 115,061	$ -	$ -	$ 115,061

*Refer to the Portfolio of Investments for industry classifications.

  There were no transfers into or out of Level 1 and Level 2 during the current period presented.

   It is the Fund’s policy to record transfers into or out of any level at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Real Estate Investment Trusts
Beginning Balance	$ 22,313,329
Total realized gain (loss)	-
Appreciation (Depreciation)	376,250
Cost of Purchases	13,120,000
Proceeds from Sales and returns of capital	(353,420)
Accrued Interest	-
Net transfers in/out of level 3	(10,560,700)
Ending Balance	$ 24,895,459

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction

Multi-Strategy Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of August 31, 2013, the amount of unrealized appreciation and realized gain on option contracts subject to equity price risk amounted to $43,979 and $1,042, respectively.  Such figures can be found on the Statement of Operations.  The table presented under Note 4 provides an indication of the volume of derivative activity during the six months ended August 31, 2013.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdiction as U.S. Federal.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income were declared and paid quarterly through June 2013.  Effective July 2013, distributions from investment income were declared and paid monthly.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on industry experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by RJL Capital Management, LLC (the “Advisor”).  Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund.  For the six months ended August 31, 2013, the Advisor earned advisory fees of $249,095.

The Advisor has contractually agreed to waive all or part of its advisory fees and/or make reimbursement payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired underlying fund fees and expenses, or extraordinary expenses such as litigation) at least until June 30, 2014, so that the total annual operating expenses of the Fund do not exceed 1.75% of the Fund’s average daily net assets. During the six months ended August 31, 2013, the Advisor did not waive or reimburse any fees.

Waivers and expense reimbursement payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. For the six months ended August 31, 2013, the Advisor recouped $39,605 from the Fund in prior

Multi-Strategy Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

period fee waivers/expense reimbursements. As of August 31, 2013, the cumulative expenses subject to recapture amounted to $186,615 and will expire on February 28, 2016.

Sub-advisory services were provided to the Fund pursuant to agreements between the Advisor and First Allied Asset Management, Inc. (the “Sub-Advisor”). Under the terms of the sub-advisory agreements, the Advisor compensated the Sub-Advisor based on a portion of the Fund’s average daily net assets which the Sub-Advisor had been allocated to manage.

Pursuant to separate servicing agreements with Gemini Fund Services LLC, (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund.   Under the Shareholder Services Plan, the Fund may pay 0.25% per year of its average daily net assets for such services.  For the six months ended August 31, 2013, the Fund incurred distribution fees of $88,046.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.   The Distributor is an affiliate of GFS. For the six months ended August 31, 2013, the Distributor received $3,201,075 in underwriting commissions for sales of the Fund’s shares, of which $265,579 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Advisor a quarterly fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Other Affiliates – During the six months ended August 31, 2013, Lucia Securities, a registered broker/dealer and an affiliate of the Advisor, executed trades on behalf of the Fund for which it received trade commissions of $295,600.  Additionally, during the six months ended August 31, 2013, First Allied Securities, Inc., a registered broker/dealer and an affiliate of the Sub-Advisor, executed trades on behalf of the Fund for which it received $20,888 in trade commissions.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended August 31, 2013, amounted to $47,278,944 and $7,735,112, respectively.

Transactions in option contracts written during the six months ended August 31, 2013 were as follows:

Multi-Strategy Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

	Contracts	Premium
Outstanding at Beginning of Period	20	$ 7,071
Options Written	1,097	163,086
Options Closed	(20)	(7,071)
Options Exercised	(20)	(3,775)
Options Expired	-	-
Outstanding at End of Period	1,077	$ 159,311

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

Period Ended
February 28, 2013
Ordinary Income	$ 738,402
Long-Term Capital Gain	-
$ 738,402

As of February 28, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Other	Unrealized	Total
Ordinary	Long-Term	Book/Tax	Appreciation/	Accumulated
Income	Gains	Differences	(Depreciation)	Earnings/(Deficits)
$ 243,171	$ 25,427	$ -	$ 1,659,749	$ 1,928,347

The differences between book basis and tax basis unrealized appreciation/ (depreciation) of investments and undistributed net investment income are primarily attributable to the adjustment for publicly traded partnerships and the tax treatment of short-term capital gains.

Permanent book and tax differences, primarily attributable to distribution reclass and adjustment related to grantor trust, resulted in reclassification for the period ended February 28, 2013 as follows: a decrease in accumulated net investment loss of $258,923 and a decrease in accumulated net realized gain on investments of $258,923.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

Multi-Strategy Growth & Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2013

7.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

PRIVACY NOTICE Rev: April 2013
FACTS		WHAT DOES MULTI-STRATEGY GROWTH & INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Multi-Strategy Growth & Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Multi-Strategy Growth & Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?		Call 1-855-601-3841

Who we are
Who is providing this notice?	Multi-Strategy Growth & Income Fund
What we do
How does The Multi-Strategy Growth & Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Multi-Strategy Growth & Income Fund collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪   Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪   Affiliates from using your information to market to you

▪   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ The Multi-Strategy Growth & Income Fund does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

▪ The Multi-Strategy Growth & Income Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Multi-Strategy Growth & Income Fund doesn’t jointly market.

Multi-Strategy Growth & Income Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

August 31, 2013

As a shareholder of the Fund you incur two types of cost, transaction costs or sales loads and ongoing costs, including management fees, shareholder service fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (3/1/13)	Ending Account Value (8/31/13)	Expenses Paid During the Period* (3/1/13 to 8/31/13)
Actual	$1,000.00	$1,035.10	$8.93
Hypothetical (5% return before expenses)	$1,000.00	$1,016.29	$8.85

*  Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the number of days in the period from March 1, 2013 through August 31, 2013 (183) divided by the number of days in the fiscal year (365).

Investment Advisor

RJL Capital Management

13520 Evening Creek Drive N. Suite 300

San Diego, CA 92128

Distributor

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-601-3841 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-601-3841.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Multi-Strategy Growth & Income Fund

By (Signature and Title)

/s/ Raymond J. Lucia, Jr.

       Raymond J. Lucia, Jr., President

Date

11/07/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Raymond J. Lucia, Jr.

       Raymond J. Lucia, Jr., President

Date

11/07/13

By (Signature and Title)

/s/Stephanie Pimentel

       Stephanie Pimentel, Treasurer

Date

11/07/13